Property and equipment, net	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 8. Property and equipment, net

Property and equipment, net consists of the following:

	As of	As of
	September 30,	September 30,
	2025	2024

Office equipment	$11,747	$56,835
Less: accumulated depreciation	(2,453)	(40,184)
Total	$9,294	$16,651

Depreciation expense for the years ended September 30, 2025, 2024 and 2023 amounted to $8,116, $8,346 and $7,383, respectively.